STOCKHOLDERS DEFICIT (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Number of Shares, Outstanding	15,105,329
Number of Warrants, Granted	10,788,113
Number of Warrants, Exercised	(574,717)	(200,000)
Number of Warrants, Expired	(200,000)
Number of Shares, Outstanding	25,118,725	15,105,329
Number of Warrants, Exercisable	24,918,725
Weighted-Average Exercise Price, Outstanding	$ 0.50
Weighted-Average Exercise Price, Granted	$ 0.65
Weighted-Average Exercise Price, Exercised	$ 0.38	$ 0.55
Weighted-Average Exercise Price, Expired	$ 0.49
Weighted-Average Exercise Price, Outstanding	$ 0.56	$ 0.50
Weighted-Average Exercise Price, Exercisable	$ 0.56
Weighted-Average Remaining Life (Years), Outstanding	2 years 2 months 12 days	1 year 9 months 18 days
Weighted-Average Remaining Life (Years), Outstanding	3 years
Weighted-Average Remaining Life (Years), Exercisable	3 years
Warrants [Member]
Number of Shares, Outstanding		8,395,004
Number of Warrants, Granted		6,810,325
Number of Warrants, Exercised		(100,000)
Number of Warrants, Expired
Number of Shares, Outstanding		145,105,329
Number of Warrants, Exercisable		145,105,329
Weighted-Average Exercise Price, Outstanding		$ 0.48
Weighted-Average Exercise Price, Granted		$ 0.50
Weighted-Average Exercise Price, Exercised		$ 0.275
Weighted-Average Exercise Price, Expired
Weighted-Average Exercise Price, Outstanding		$ 0.46
Weighted-Average Exercise Price, Exercisable		$ 0.46
Weighted-Average Remaining Life (Years), Outstanding		3 years 8 months 16 days
Weighted-Average Remaining Life (Years), Granted		2 years 6 months
Weighted-Average Remaining Life (Years), Outstanding		2 years 5 months 27 days
Weighted-Average Remaining Life (Years), Exercisable		2 years 5 months 27 days